SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2013
Operating Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	6.50%
Operating Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	33.00%
Office Furniture, Equipment, And Computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	7.00%
Office Furniture, Equipment, And Computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	33.00%
Buildings [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	2.50%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Description of depreciation method	Duration of the lease which is less or equal to useful life.
Majority [Member] | Operating Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	20.00%
Majority [Member] | Operating Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	33.00%